Accounts Payable and Other Liabilities - Schedule of accounts payable and other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable		$ 57,642	$ 49,670
Other payables	[1]	13,309	21,008
Accrued liabilities	[2]	59,298	67,751
Payroll liabilities		23,463	35,646
Provisions and contingent liabilities	[3]	23,228	28,624
Total		$ 176,940	$ 202,699

[1]	Other payables mainly consist of sales tax and value added tax payable and other miscellaneous payables.
[2]	Accrued liabilities mainly consist of general accrued expenses and external interest payable.
[3]	Provisions and contingent liabilities mainly consist of uncertain tax positions (See Note 3), allowance for credit losses related to financial guarantees and merchant overdrafts (See Note 7), and provisions recognized for certain litigation claims (See Note 18).